Summary of Significant Accounting Policies (Details) - Schedule of consolidated statements of comprehensive income - Variable Interest Entity [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Statement of Income Captions [Line Items]
Net revenues	¥ 370,260	¥ 298,939	¥ 236,424
Net income	¥ 16,380	¥ 29,525	¥ 38,859